Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS ― 99.2%
	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 0.4%
290	Kaman Corp.	$14,616

	ALL OTHER MISCELLANEOUS MANUFACTURING ― 0.8%
578	Hillenbrand, Inc.	25,478

	ALUMINA AND ALUMINUM PRODUCTION AND PROCESSING ― 0.8%
687	Alcoa Corp. *	25,309

	AUDIO AND VIDEO EQUIPMENT MANUFACTURING ― 0.8%
1,376	Knowles Corp. *	27,162

	BIOLOGICAL PRODUCT (EXCEPT DIAGNOSTIC) MANUFACTURING ― 0.6%
720	Translate Bio, Inc. *	19,829

	BUSINESS TO BUSINESS ELECTRONIC MARKETS ― 0.7%
291	ePlus, Inc. *	25,227

	COMMERCIAL BANKING ― 15.3%
1,905	Associated Banc-Corp	39,014
1,441	Bancorp Inc/The *	33,157
658	Banner Corp.	35,670
440	BOK Financial Corp.	38,104
1,102	Central Pacific Financial Corp.	28,718
796	First Bancshares Inc/The	29,794
575	First Financial Corp/IN	23,472
556	First Interstate BancSystem, Inc.	23,257
754	Heartland Financial USA, Inc.	35,430
1,298	Independent Bank Corp/MI	28,180
939	TriCo Bancshares	39,983
1,211	Trustmark Corp.	37,299
490	UMB Financial Corp.	45,599
1,960	Umpqua Holdings Corp.	36,162
1,323	United Community Banks Inc/GA	42,349
		516,188

	COMMERCIAL PRINTING (EXCEPT SCREEN AND BOOKS) ― 1.0%
696	Deluxe Corp.	33,248

	COMPUTER AND COMPUTER PERIPHERAL EQUIPMENT AND SOFTWARE MERCHANT WHOLESALERS ― 1.0%
336	Insight Enterprises, Inc. *	33,603

	COMPUTER SYSTEMS DESIGN SERVICES ― 1.0%
2,000	NextGen Healthcare, Inc. *	33,180

	COPPER ROLLING, DRAWING, EXTRUDING, AND ALLOYING ― 1.0%
806	Mueller Industries, Inc.	34,908

	CRUDE PETROLEUM EXTRACTION ― 2.5%
895	Bonanza Creek Energy, Inc.	42,127
1,165	Matador Resources Co.	41,952
		84,079

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 0.6%
475	NCR Corp. *	$21,665

	DEEP SEA FREIGHT TRANSPORTATION ― 0.7%
344	Matson, Inc.	22,016

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 2.3%
667	Mercury General Corp.	43,322
584	Stewart Information Services Corp.	33,107
		76,429

	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 1.2%
711	American Equity Investment Life Holding Co.	22,980
75	National Western Life Group, Inc.	16,829
		39,809

	ELECTRICAL EQUIPMENT MANUFACTURING ― 0.8%
207	Regal Beloit Corp.	27,637

	ENGINE, TURBINE, AND POWER TRANSMISSION EQUIPMENT MANUFACTURING ― 0.7%
356	Altra Industrial Motion Corp.	23,147

	FAMILY CLOTHING STORES ― 1.7%
1,234	Abercrombie & Fitch Co. *	57,295

	FRUIT AND VEGETABLE CANNING, PICKLING, AND DRYING ― 0.7%
453	Seneca Foods Corp. *	23,139

	GENERAL FREIGHT TRUCKING, LONG-DISTANCE ― 0.8%
1,509	Heartland Express, Inc.	25,849

	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 1.3%
735	Travel + Leisure Co.	43,696

	INVESTMENT BANKING AND SECURITIES DEALING ― 1.2%
316	Piper Sandler Cos	40,941

	IRON AND STEEL MILLS AND FERROALLOY MANUFACTURING ― 0.9%
1,003	Commercial Metals Co.	30,812

	LESSORS OF NONRESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) ― 9.3%
2,099	Apple Hospitality REIT, Inc.	32,031
2,144	Armada Hoffler Properties, Inc.	28,494
2,540	Brandywine Realty Trust	34,823
2,276	Chatham Lodging Trust *	29,292
1,442	Global Net Lease, Inc.	26,677
780	Highwoods Properties, Inc.	35,232
750	Physicians Realty Trust	13,853
260	PS Business Parks, Inc.	38,501
2,400	SITE Centers Corp.	36,144
1,734	UMH Properties, Inc.	37,836
		312,883

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	MANAGEMENT CONSULTING SERVICES ― 1.0%
355	Insperity, Inc.	$32,081

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 3.6%
932	Hawaiian Electric Industries, Inc.	39,405
430	NorthWestern Corp.	25,894
209	SJW Group	13,230
317	Southwest Gas Holdings, Inc.	20,982
418	Unitil Corp.	22,141
		121,652

	MATERIAL HANDLING EQUIPMENT MANUFACTURING ― 0.7%
496	Columbus McKinnon Corp/NY	23,927

	MEDICAL, DENTAL, AND HOSPITAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 2.1%
160	ICU Medical, Inc. *	32,928
880	Owens & Minor, Inc.	37,250
		70,178

	METAL CAN, BOX, AND OTHER METAL CONTAINER (LIGHT GAUGE) MANUFACTURING ― 0.9%
517	Greif, Inc.	31,304

	METAL VALVE MANUFACTURING ― 0.7%
188	Curtiss-Wright Corp.	22,327

	NEW CAR DEALERS ― 1.1%
799	Sonic Automotive, Inc.	35,747

	NEWSPAPER PUBLISHERS ― 1.0%
54	Graham Holdings Co.	34,231

	NURSING CARE FACILITIES (SKILLED NURSING FACILITIES) ― 2.1%
515	National HealthCare Corp.	35,999
1,999	Sabra Health Care REIT, Inc.	36,382
		72,381

	OIL AND GAS PIPELINE AND RELATED STRUCTURES CONSTRUCTION ― 0.9%
2,893	Antero Midstream Corp.	30,058

	OTHER BASIC INORGANIC CHEMICAL MANUFACTURING ― 2.0%
494	Cabot Corp.	28,123
505	Minerals Technologies, Inc.	39,729
		67,852

	OTHER BUILDING MATERIAL DEALERS ― 0.6%
916	Lumber Liquidators Holdings, Inc. *	19,328

	OTHER CUT AND SEW APPAREL MANUFACTURING ― 1.4%
1,396	G-III Apparel Group Ltd. *	45,873

	OTHER DIRECT SELLING ESTABLISHMENTS ― 0.9%
532	Nu Skin Enterprises, Inc.	30,138

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	OTHER FINANCIAL VEHICLES ― 2.3%
500	B Riley Financial, Inc.	$37,750
5,323	Capstead Mortgage Corp.	32,683
1,777	Dynex Capital, Inc.	33,159
1,305	Primoris Services Corp.	38,406
		141,998

	PAPER MILLS ― 0.4%
505	Clearwater Paper Corp. *	14,630

	PESTICIDE AND OTHER AGRICULTURAL CHEMICAL MANUFACTURING ― 0.6%
748	Phibro Animal Health Corp.	21,602

	PETROLEUM REFINERIES ― 1.1%
1,090	HollyFrontier Corp.	35,861

	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 2.8%
192	Blueprint Medicines Corp. *	16,888
1,291	Coherus Biosciences, Inc. *	17,855
560	FibroGen, Inc. *	14,913
632	Supernus Pharmaceuticals, Inc. *	19,459
1,240	Vanda Pharmaceuticals, Inc. *	26,672
		95,787

	PHARMACEUTICAL PREPARATION MANUFACTURING ― 1.7%
780	Amphastar Pharmaceuticals, Inc. *	15,725
380	Eagle Pharmaceuticals Inc/DE *	16,264
1,480	Jounce Therapeutics, Inc. *	10,064
288	Sage Therapeutics, Inc. *	16,361
		58,414

	PLATE WORK AND FABRICATED STRUCTURAL PRODUCT MANUFACTURING ― 1.0%
137	Valmont Industries, Inc.	32,339

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 1.1%
1,520	EchoStar Corp. *	36,921

	REINSURANCE CARRIERS ― 1.4%
1,398	Mr Cooper Group, Inc. *	46,218

	RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES ― 0.6%
438	Anika Therapeutics, Inc. *	18,961

	RESIDENTIAL BUILDING CONSTRUCTION ― 1.9%
554	M/I Homes, Inc. *	32,503
335	Meritage Homes Corp. *	31,517
		64,020

	RESTAURANTS AND OTHER EATING PLACES ― 0.7%
1,659	Fiesta Restaurant Group, Inc. *	22,280

	RETAIL TRADE ― 1.0%
521	Big Lots, Inc.	34,391

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 2.6%
1,940	Amkor Technology, Inc.	45,920
1,780	Rambus, Inc. *	42,204
		88,124

	SHOE STORES ― 1.4%
768	Foot Locker, Inc.	47,332

	SOFTWARE PUBLISHERS ― 1.2%
1,220	Donnelley Financial Solutions, Inc. *	40,260

	SPRING AND WIRE PRODUCT MANUFACTURING ― 0.4%
259	Barnes Group, Inc.	13,274

	SUPERMARKETS AND OTHER GROCERY (EXCEPT CONVENIENCE) STORES ― 0.9%
536	Ingles Markets, Inc.	31,233

	SUPPORT ACTIVITIES FOR MINING ― 2.0%
3,360	Archrock, Inc.	29,938
2,536	Liberty Oilfield Services, Inc. *	35,909
		65,847

	TIMBER TRACT OPERATIONS ― 1.1%
680	PotlatchDeltic Corp.	36,142

	TIRE MANUFACTURING ― 1.4%
2,697	Goodyear Tire & Rubber Co/The *	46,254

	TRUCK, UTILITY TRAILER, AND RV (RECREATIONAL VEHICLE) RENTAL AND LEASING ― 1.2%
530	Ryder System, Inc.	39,395

	WIRING DEVICE MANUFACTURING ― 0.9%
583	AZZ, Inc.	30,188

	WOOD KITCHEN CABINET AND COUNTERTOP MANUFACTURING ― 0.7%
285	American Woodmark Corp. *	23,282

	TOTAL COMMON STOCKS (COST $2,729,245)	$3,339,975

	EXCHANGE TRADED FUND ― 0.6%
122	iShares Russell 2000 Value ETF	20,224
	TOTAL EXCHANGE TRADED FUND (COST $20,167)	$20,224

	SHORT TERM INVESTMENT ― 0.3%
9,997	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.026% (1)	9,997
	TOTAL SHORT TERM INVESTMENT (Cost $9,997)	$9,997

	TOTAL INVESTMENTS ― 100.1% (Cost $2,759,409)	3,370,196
	Liabilities in Excess of Other Assets ― (0.1)%	(1,878)
	TOTAL NET ASSETS ― 100.0%	$3,368,318

Percentages are stated as a percent of net assets.

*	Non income producing.
(1)	Rate quoted is seven-day yield at period end.

Ziegler Piermont Small Cap Value Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Piermont Small Cap Value Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$3,339,975	$-	$-	$3,339,975
Exchange Traded Fund	20,224	-	-	20,224
Short-Term Investment	9,997	-	-	9,997
Total	$3,368,318	$-	$-	$3,368,318

See the Schedule of Investments for further detail of investment classifications.